Leases (Tables)	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets

The Group presents right-of-use assets that do not meet the definition of investment property as 'property, plant and equipment' with the same line item as it presents underlying assets of the same nature that it owns (refer note 18).

	As at March 31
	2025	2026
Opening balance	13,845	12,154
Additions to right-of-use assets	3,112	2,991
Derecognition of right-of-use assets	(113)	(560)
Depreciation charged during the year	(4,383)	(4,655)
Effect of movements in foreign exchange rates	(307)	(843)
Closing Balance	12,154	9,087

Summary of Amounts Recognised in Statement of Profit or Loss

ii) Amounts recognised in statement of profit or loss

	For the year ended March 31
	2024	2025	2026
Interest on lease liabilities (refer note 16)	1,783	1,697	1,454
Depreciation on right-of-use assets (refer note 18)	3,767	4,383	4,655

Schedule of Amounts Recognised in Statement of Cash Flows	iii) Amounts recognised in statement of cash flows

	For the year ended March 31
	2024	2025	2026
Total cash outflows for leases (principal + interest)	4,888	5,460	6,142